Leases - Maturity of Lease Payments Receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 350	£ 586
Unearned finance income	27	53
Net investment in finance lease receivable	323	533
Current	121	183
Non-current	202	350
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	121	183
1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	112	182
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	117	108
3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 0	£ 113